Correction of Errors	12 Months Ended
May 31, 2017
Correction of Errors [Abstract]
CORRECTION OF ERRORS

NOTE 9 - CORRECTION OF ERRORS

The Company has discovered that there were errors in prior periods regarding revenue, expense and derivative recognition for derivatives related to the embedded conversion features of convertible notes. As a result, the prior periods in these financial statements have been adjusted.